SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of project assets
	At December 31,
	2013		2014
Project assets - Module cost		$11,303,056		$10,919,092
Project assets - Development		$11,075,075		$10,096,329
Project assets - Others		$11,794,748		$16,024,537
Total project assets		$34,172,879		$37,039,958

Current portion		$34,172,879		$37,039,958
Noncurrent portion	$	nil	$	nil

Total liabilities (all non-current liabilities)		$33,843,600	$	nil

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Power stations	25 years

Advances and prepayments to raw material suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2013	2014
Supplier A	$5,627,400	$6,986,882
Supplier B	$4,346,638	$-

Advances and prepayments to equipment suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2013	2014
Supplier A	$272,560	$265,932
Supplier B	$271,734	$265,126
Supplier C	$265,127	$258,679